Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 250,000	Taxes	BRAZIL	Federal Government of Brazil
#: 2
	10,270,000	Royalties	BRAZIL	Federal Government of Brazil
#: 3
	530,000	Fees	BRAZIL	Federal Government of Brazil
#: 4
	5,000,000	Fees	BRAZIL	State of Mato Grosso
#: 5
	70,000	Taxes	BRAZIL	State of Minas Gerais
#: 6
	40,000	Fees	BRAZIL	State of Minas Gerais
#: 7
	70,000	Bonuses	PERU	Association of Artisanal Fishermen of Puerto Tambo de Mora
#: 8
	330,000	Infrastructure	PERU	City of Chincha
#: 9
	940,000	Infrastructure	PERU	City of Pasco
#: 10
	1,110,000	Bonuses	PERU	Community of Chavin
#: 11
	270,000	Bonuses	PERU	Community of Chiuruco
#: 12
	110,000	Bonuses	PERU	Community of Huancamachay
#: 13
	390,000	Bonuses	PERU	Community of Joraoniyoc
#: 14
	80,000	Bonuses	PERU	Community of La Quinua
#: 15
	780,000	Bonuses	PERU	Community of Machcan
#: 16
	610,000	Bonuses	PERU	Community of San Francisco de Asis de Yarusyacan
#: 17
	4,310,000	Bonuses	PERU	Community of San Juan of Milpo
#: 18
	520,000	Bonuses	PERU	Community of San Miguel
#: 19
	150,000	Bonuses	PERU	Community of San Ramon de Yanapampa
#: 20
	310,000	Bonuses	PERU	Community of Shipasbmba
#: 21
	181,360,000	Taxes	PERU	Government of Peru
#: 22
	16,770,000	Royalties	PERU	Government of Peru
#: 23
	30,780,000	Fees	PERU	Government of Peru
#: 24
	10,000	Taxes	BRAZIL		Aripuana
#: 25
	6,390,000	Royalties	BRAZIL		Aripuana
#: 26
	5,030,000	Fees	BRAZIL		Aripuana
#: 27
	10,000	Fees	BRAZIL		Carajas
#: 28
	10,000	Fees	BRAZIL		Morro Agudo
#: 29
	110,000	Fees	BRAZIL		Roosevelt
#: 30
	50,000	Fees	BRAZIL		Tapajos
#: 31
	160,000	Taxes	BRAZIL		Vazante
#: 32
	3,880,000	Royalties	BRAZIL		Vazante
#: 33
	350,000	Fees	BRAZIL		Vazante
#: 34
	10,000	Fees	PERU		Almacen
#: 35
	14,090,000	Taxes	PERU		Atacocha
#: 36
	1,830,000	Royalties	PERU		Atacocha
#: 37
	9,500,000	Fees	PERU		Atacocha
#: 38
	1,410,000	Bonuses	PERU		Atacocha
#: 39
	650,000	Fees	PERU		Canon Florida
#: 40
	119,780,000	Taxes	PERU		Cerro Lindo
#: 41
	10,510,000	Royalties	PERU		Cerro Lindo
#: 42
	4,000,000	Fees	PERU		Cerro Lindo
#: 43
	1,485,000	Bonuses	PERU		Cerro Lindo
#: 44
	330,000	Infrastructure	PERU		Cerro Lindo
#: 45
	40,000	Fees	PERU		Chambara
#: 46
	46,120,000	Taxes	PERU		El Porvenir
#: 47
	4,430,000	Royalties	PERU		El Porvenir
#: 48
	10,370,000	Fees	PERU		El Porvenir
#: 49
	5,540,000	Bonuses	PERU		El Porvenir
#: 50
	940,000	Infrastructure	PERU		El Porvenir
#: 51
	850,000	Fees	PERU		Hilarion
#: 52
	275,000	Bonuses	PERU		Hilarion
#: 53
	150,000	Fees	PERU		Huarangayoc
#: 54
	110,000	Fees	PERU		Lancones
#: 55
	10,000	Fees	PERU		Livias
#: 56
	30,000	Fees	PERU		Los Perdidos
#: 57
	1,500,000	Fees	PERU		Magistral
#: 58
	650,000	Fees	PERU		Monica Lourdes
#: 59
	10,000	Fees	PERU		Promise
#: 60
	1,000,000	Fees	PERU		Pukaqaqa
#: 61
	330,000	Fees	PERU		Punta Morada
#: 62
	10,000	Fees	PERU		Rumi Cobre 1
#: 63
	1,370,000	Taxes	PERU		Shalipayco
#: 64
	1,220,000	Fees	PERU		Sinaycocha
#: 65
	20,000	Fees	PERU		Talabaya
#: 66
	$ 320,000	Fees	PERU		Vanessa